Transaction and Reverse Recapitalization - Additional Information (Details) $ / shares in Units, $ in Thousands				3 Months Ended	6 Months Ended	12 Months Ended
	May 19, 2022 Day $ / shares shares	Nov. 17, 2020 USD ($) $ / shares shares	Oct. 13, 2020 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares
Business Acquisition [Line Items]
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of shares placed into escrow | shares	3,150,000			3,150,000	3,150,000
Earn-out trigger, weighted average share price	$ 12.5
Earn-out trigger, threshold trading days | Day	20
Earn-out trigger, threshold consecutive trading days | Day	30
Number of business days for releasing earn-out shares following achievement of Earn-out trigger	10 days
Estimated fair value per share of Earn-Out Shares					$ 8.63
Estimated fair value of Earn-Out Shares | $					$ 27,200
Earnout consideration description					If the Earn-Out Trigger is not achieved for the two-year period following the Closing Date, the Earn-Out Shares will be cancelled and returned to treasury. The contingent obligation to issue Earn-Out Shares to Legacy Comera stockholders is considered indexed to the Company’s own stock and meets the equity classification under ASC 815.
Common stock consideration per share	$ 12.5
Common stock exercised | shares					1,385,310	308,443
Convertible preferred stock, par value				$ 0.0001	$ 0.0001	$ 0.001
Direct and incremental cost related to the equity issuance | $				$ 7,500	$ 7,500
Amount of transaction costs exceeded equity issuance cost | $				$ 6,600	6,600
General and Administrative
Business Acquisition [Line Items]
Transaction costs incurred | $					$ 1,500
Private Placement | Maxim Group LLC.
Business Acquisition [Line Items]
Maxim private placement, amount | $			$ 1,000
Maxim private placement, value per share			$ 10.25
Maxim private placement, shares | shares			97,561		97,561
Series A Convertible Preferred Stock
Business Acquisition [Line Items]
Convertible preferred stock, par value				$ 0.0001	$ 0.0001
Transaction noncash expenses related to shares issued | $					$ 4,400
Underwriting Agreement | Series A Convertible Preferred Stock
Business Acquisition [Line Items]
Convertible preferred stock, par value		$ 0.0001
Share issuance pursuant to services owed, value | $		$ 3,400	$ 910
Share issuance pursuant to services owed | shares		3,395	910
Comera Merger
Business Acquisition [Line Items]
Common stock, par value	0.0001
Comera Merger | Comera Life Sciences, Inc.
Business Acquisition [Line Items]
Common stock, par value	$ 0.001
OTR Merger
Business Acquisition [Line Items]
Conversion basis					Upon the Closing, by virtue of the OTR Merger, all shares of common stock of OTR issued and outstanding immediately prior to the Closing were converted on a one-to-one basis into the right to receive shares of CLS Holdings Common Stock
Conversion ratio	1
Common stock exercised | shares	9,769,363
Common stock issued | shares	3,472,654
OTR Acquisition Corp
Business Acquisition [Line Items]
Date of acquisition	May 19, 2022				May 19, 2022	May 19, 2022